Borrowings - Notes to borrowings - Narrative (Details) $ in Thousands, € in Millions									1 Months Ended			12 Months Ended
	Aug. 19, 2022 USD ($) installment	Feb. 21, 2022 USD ($) item	Nov. 12, 2021 USD ($)	Oct. 28, 2021 USD ($)	Aug. 20, 2020	May 26, 2020 USD ($)	May 20, 2020 USD ($)	Jan. 08, 2018	Apr. 30, 2023 EUR (€)	Aug. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2024 USD ($)	Jul. 31, 2023 USD ($)	Jul. 29, 2022 USD ($)	Jul. 08, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 04, 2021 USD ($)	Sep. 08, 2021 USD ($)
Borrowings
Borrowings												$ 1,158,071	$ 1,333,237	$ 1,465,437
Prepayments									€ 20			314,077	200,475	328,775
Treasury shares												4,094	4,322	$ 4,600					$ 4,772
ACI
Borrowings
Borrowings			$ 8,500
Interest payment account															$ 14,600
Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Borrowings																	$ 10,000
Notes [Member]
Borrowings
Borrowings												860,100	940,900
Senior secured guarantee notes, fixed 6.875%, matures in 2034 | ACI
Borrowings
Borrowings												$ 237,200	$ 235,900
Interest rate												6.875%	6.875%
Nominal value												$ 246,200	$ 246,200
Senior secured guarantee notes, fixed 6.875%, matures in 2034 | ACI Airport Sudamerica S.A.U.
Borrowings
Borrowings			$ 246,200
Cash interest rate			6.875%
Senior secured guarantee notes, fixed 8.500%, matures in 2031 | Aeropuertos Argentina 2000 SA
Borrowings
Borrowings												$ 209,100	$ 208,600
Interest rate												8.50%	8.50%
Nominal value												$ 208,900	$ 208,900
Senior secured guarantee notes, fixed 8.500%, matures in 2031 | Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Borrowings				$ 208,900
Interest rate				8.50%
6.875% Cash/7.875% PIK Senior Secured Guaranteed Notes due 2032 | ACI Airport Sudamerica S.A.U.
Borrowings
Borrowings						$ 180,900
Cash interest rate						6.875%
PIK interest rate						7.875%
Repurchase and exchange as a percentage of total original principal amount						93.60%
Series 2015 Notes | ACI Airport Sudamerica S.A.U.
Borrowings
Repurchase and exchange as a percentage of total original principal amount			40.62%
Series 2017 Notes | Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Repurchase and exchange as a percentage of total original principal amount					24.61%
Series 2020 Notes | ACI Airport Sudamerica S.A.U.
Borrowings
Money offering in private transaction			$ 52,900
Repurchase and exchange as a percentage of total original principal amount			96.43%
Series 2020 Notes | Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Repurchase and exchange as a percentage of total original principal amount				66.83%
Series 2021 Notes | Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Nominal value																				$ 64,000
Class 4 Notes, fixed 9.500%, matures in 2028 | Aeropuertos Argentina 2000 SA
Borrowings
Borrowings												$ 61,400	$ 60,700
Interest rate												9.50%	9.50%
Nominal value												$ 62,000	$ 62,000
Class 4 Notes, fixed 9.500%, matures in 2028 | Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Borrowings																				62,000
Total of first priority lien and second priority lien																				$ 235,000
Class 5 Notes and Class 6 Notes | Aeropuertos Argentina 2000 SA
Borrowings
Number of tranches | item		2
Class 5 Notes and Class 6 Notes | Aeropuertos Argentina 2000 S.A.("AA2000") | Aeropuertos Argentina 2000 SA
Borrowings
Borrowings																					$ 174,000
Class 5 Notes, fixed 5.500%, matures in 2032 | Aeropuertos Argentina 2000 SA
Borrowings
Borrowings												$ 138,400	$ 138,300
Interest rate												5.50%	5.50%
Nominal value		$ 138,000										$ 138,000	$ 138,000					$ 20,000
Grace period		5 years
Class 6 Notes, fixed 2.000%, matures in 2025
Borrowings
Treasury shares												7,300
Class 6 Notes, fixed 2.000%, matures in 2025 | Aeropuertos Argentina 2000 SA
Borrowings
Borrowings												$ 27,200	$ 34,400
Interest rate												2.00%	2.00%
Nominal value		$ 36,000										$ 36,000	$ 36,000
Class 9 Notes, Fixed 0.000 Percent, Matures in 2026 | Aeropuertos Argentina 2000 SA
Borrowings
Borrowings											$ 2,000	$ 23,100	$ 30,400
Interest rate												0.00%	0.00%
Nominal value	$ 30,000											$ 30,000	$ 30,000			$ 2,700
Debt instrument periodic payment	$ 10,000
Prepayments										$ 12,600
Number of installments for repayment | installment	3
Amount of borrowings repurchased											$ 25,400
Nominal value of notes after integration	$ 25,400
Nominal value of notes integrated in ARS	$ 4,600
Class 10 Notes, Fixed 0.000 Percent, Matures in 2025
Borrowings
Treasury shares												4,700
Class 10 Notes, Fixed 0.000 Percent, Matures in 2025 | Aeropuertos Argentina 2000 SA
Borrowings
Borrowings												$ 18,500	24,500
Interest rate												0.00%
Nominal value												$ 25,000	$ 25,000			$ 25,000
Class 10 Notes, Fixed 0.000 Percent, Matures in 2025 | ACI
Borrowings
Interest rate													0.00%
Class 11 Notes, Fixed 5.500 Percent, Matures in December 2026 | Aeropuertos Argentina 2000 SA
Borrowings
Borrowings												$ 28,600
Interest rate												5.50%
Nominal value												$ 28,800
Class 9
Borrowings
Treasury shares												$ 7,100
Secured notes due 2024 (the Italian Notes) | C.A.I.S.A.
Borrowings
Percentage of share capital of debt issuing entity secured by pledge								100.00%
Interest rate								100.00%
6.875% Cash/9.375% PIK Class I Series 2020 Additional Senior Secured Notes due 2027 | Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Borrowings							$ 306,000
Cash interest rate							6.875%
PIK interest rate							9.375%
Repurchase and exchange as a percentage of total original principal amount							86.73%
Series 3 notes | Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Repurchase and exchange as a percentage of total original principal amount												90.70%